CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 ₪ / shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2017 ₪ / shares
Statement of Financial Position [Abstract]
Allowance for doubtful accounts receivable, current and sales reserves | $	$ 1,770		$ 1,993
Ordinary shares, par value | ₪ / shares		₪ 0.05		₪ 0.05
Ordinary shares, shares authorized	60,000,000		60,000,000
Ordinary shares, shares issued	56,293,017		53,884,864
Ordinary shares, shares outstanding	46,347,403		44,133,954
Treasury stock, ordinary shares	9,945,614		9,750,910